Basic and Diluted Loss Per Share (Details) - Schedule of basic and diluted net loss per ordinary share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Numerator:
Allocation of loss attributable to Ordinary shareholders	$ 11,845	$ 10,477	$ 23,719	$ 19,164	$ 42,601
Denominator:
Weighted average Ordinary shares outstanding	19,505,246	18,747,967	19,222,423	18,685,906
Basic and diluted loss per share	$ 0.61	$ 0.56	$ 1.23	$ 1.03